REVENUES - Timing of Revenues Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 13,958	$ 10,855	$ 26,756	$ 20,309
Other non IFRS 15 revenues	668	380	1,342	755
Total revenues	14,626	11,235	28,098	21,064
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	11,975	9,036	23,026	16,900
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,983	1,819	3,730	3,409
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	8,839	7,431	16,807	13,094
Other non IFRS 15 revenues	306	248	612	487
Total revenues	9,145	7,679	17,419	13,581
Business services | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,906	6,303	14,963	10,967
Business services | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	933	1,128	1,844	2,127
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,444	877	2,608	1,857
Other non IFRS 15 revenues	358	128	722	259
Total revenues	1,802	1,005	3,330	2,116
Infrastructure services | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	493	239	917	661
Infrastructure services | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	951	638	1,691	1,196
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,675	2,547	7,341	5,358
Other non IFRS 15 revenues	4	4	8	9
Total revenues	3,679	2,551	7,349	5,367
Industrials | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,576	2,494	7,146	5,272
Industrials | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	99	53	195	86
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Other non IFRS 15 revenues	0	0	0	0
Total revenues	0	0	0	0
Corporate and other | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Corporate and other | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0	$ 0